Cover	Oct. 26, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 26, 2026
Entity Registrant Name	STRATEGY INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42509
Entity Tax Identification Number	51-0323571
Entity Address, Address Line One	1850 Towers Crescent Plaza
Entity Address, City or Town	Tysons Corner
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22182
City Area Code	703
Local Phone Number	848-8600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001050446
10.00% Series A Perpetual Strife Preferred Stock, par value $0.001 per share
Document Information [Line Items]
Title of 12(b) Security	10.00% Series A Perpetual Strife Preferred Stock, par value $0.001 per share
Trading Symbol	STRF
Security Exchange Name	NASDAQ
Variable Rate Series A Perpetual Stretch Preferred Stock, $0.001 par value per share
Document Information [Line Items]
Title of 12(b) Security	Variable Rate Series A Perpetual Stretch Preferred Stock, $0.001 par value per share
Trading Symbol	STRC
Security Exchange Name	NASDAQ
8.00% Series A Perpetual Strike Preferred Stock, par value $0.001 per share
Document Information [Line Items]
Title of 12(b) Security	8.00% Series A Perpetual Strike Preferred Stock, par value $0.001 per share
Trading Symbol	STRK
Security Exchange Name	NASDAQ
10.00% Series A Perpetual Stride Preferred Stock, par value $0.001 per share
Document Information [Line Items]
Title of 12(b) Security	10.00% Series A Perpetual Stride Preferred Stock, par value $0.001 per share
Trading Symbol	STRD
Security Exchange Name	NASDAQ
Class A common stock, $0.001 par value per share
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, $0.001 par value per share
Trading Symbol	MSTR
Security Exchange Name	NASDAQ